Common Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Measured on Recurring Basis [Abstract]
Common Stock Warrants

13. Common Stock Warrants

In connection with the Merger, all outstanding Legacy Ionetix common stock warrants were assumed by the Company and converted into warrants to purchase shares of the Company’s common stock, with the number of underlying shares and exercise price adjusted based on the Conversion Ratio. The converted warrants otherwise continued to be subject to substantially the same terms and conditions applicable to such warrants immediately prior to the Merger.

The following table summarizes common stock warrant activity for the six months ended June 30, 2026:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2025	10,176,273	$1.08
Retroactive application of reverse recapitalization	(5,073,888)
Outstanding at December 31, 2025	5,102,385	2.15
Issued	5,250,146	0.55
Exercised	(2,030,812)	0.02
Outstanding at June 30, 2026	8,321,719	$1.66

During the six months ended June 30, 2026, the Company issued an aggregate 5,250,146 common stock warrants, consisting of 876,863 common stock warrants issued in connection with SAFEs, as described in Note 7 SAFE Liability; 3,230,558 warrants issued upon settlement of a contingent equity arrangement associated with a SAFE, as described in Note 7, SAFE Liability; 210,588 common stock warrants issued in connection with promissory notes, as described in Note 5 Short-Term Debt; 876,983 common stock warrants issued to placement agents in connection with the private placement financing, as described in Note 11, Stockholders’ Equity (Deficit); and 55,154 warrants resulting from the conversion of the Legacy Ionetix preferred stock warrants upon the closing of the Merger, as described in Note 5, Short-Term Debt. The warrants issued in connection with SAFEs, promissory notes and the settlement of the contingent equity arrangement have an exercise price of $0.02 per share after giving effect to the Conversion Ratio and a contractual term of ten years. The warrants resulting from the conversion of the Legacy Ionetix preferred stock warrants have an exercise price of $2.79 per share after giving effect to the Conversion Ratio and a contractual term of ten years. The placement agent warrants have an exercise price of $3.00 per share and a contractual term of five years.

The fair value of common stock warrants issued was estimated using the following assumptions:

Six months ended June 30, 2026
Expected term (in years)	5-10
Expected volatility	65%
Risk-free rate	3.9% - 4.3%
Dividend yield	—

15.	Common Stock Warrants

The Company has issued common stock warrants in connection with debt arrangements and financing transactions. All common stock warrants are classified as equity and are recorded at their estimated grant-date fair value using the Black-Scholes option pricing model. Once recorded in stockholders’ deficit, common stock warrants are not subsequently remeasured.

The following table summarizes common stock warrant activity for the years ended December 31, 2025 and 2024:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2023	7,277,404	$1.49
Issued	250,000	0.01
Exercised	—	—
Canceled	—	—
Outstanding at December 31, 2024	7,527,404	$1.45
Issued	3,398,869	0.01
Exercised	(750,000)	0.01
Canceled	—	—
Outstanding at December 31, 2025	10,176,273	$1.08

In connection with amendments to the 2023 Term Loan (see Note 5 2023 Term Loan and Warrants), the Company issued 250,000 common stock warrants in July 2024 and an aggregate of 1,000,000 common stock warrants in 2025, each with an exercise price of $0.01 per share and a contractual term of ten years. During the year ended December 31, 2025, 750,000 of these term loan-related warrants were exercised. The Company received aggregate cash proceeds of $8 upon exercise. At December 31, 2025 there were 500,000 common stock warrants outstanding.

As described in Note 8 SAFE Liability, in November and December 2025 the Company issued an aggregate of 2,398,869 common stock warrants in connection with certain SAFE issuances. These warrants have an exercise price of $0.01 per share and a contractual term of ten years. All such warrants were outstanding at December 31, 2025.

The remaining outstanding common stock warrants were issued in connection with prior financing transactions in 2018 and 2020 and have exercise prices ranging from $1.12 to $2.10 per share and expiration dates between 2028 and 2030. All such warrants were outstanding at December 31, 2025 and 2024.

The fair value of common stock warrants issued was estimated using the following assumptions:

	2025	2024
Expected term (in years)	10	10
Expected volatility	79.6% - 79.9%	56.9%
Risk-free rate	4.1% - 4.2%	4.2%
Dividend yield	—	—